FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	9,824	14,239
Less: unearned income	(1,099)	(2,048)
Net investment in finance lease	8,725	12,191
Less current portion	(3,471)	(3,466)
	5,254	8,725

Schedule of Future Minimum Lease Payments for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2013	4,129
2014	3,844
2015	1,851
2016	—
2017	—
Thereafter	—
Total minimum lease revenues	9,824